Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment, Net	Estimated useful lives are as follows:
Category	Estimated Useful Life
Machinery and equipment	5 to 10 years
Electronic equipment	5 years
Vehicles	5 years
Office equipment	3 to 5 years
Renovation	5 years

Schedule of Estimated Economic Useful Lives of Intangible Assets, Net	Separately identifiable intangible assets that have determinable lives continued to be amortized over their estimated economic useful lives using the straight-line method as follows:
Category	Estimated useful lives
Software and others	5 years

Schedule of Revenue Type
	For the Years Ended December 31
	2022	2023	2024
	RMB	RMB	RMB
Revenue Type
Out of Home Advertising	149,024	429,066	549,040
Local Life – Retail Sales	-	122,363	272,561
Local Life (non-retail)	9,057	3,170	127
Others	4,871	14,266	1,104
Total	162,952	568,865	822,832